UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue
           50th Floor
           New York, NY 10174


Form 13F File Number: 028-14272


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

                                 New York, NY                       May 15, 2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      292,923
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14275             Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-14276             Erez Kalir
----  --------------------  ----------------------------------------------------
3     028-14277             Craig Perry
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN ELEC PWR INC        COM              025537101    12168       315400        CALL       DEFINED  1,2,3    315400
AMERICAN INTL GROUP INC      COM              026874784    26206       850000 SH                DEFINED  1,2,3    850000
BANK OF AMERICA CORPORATION  COM              060505104    26365      2755000 SH                DEFINED  1,2,3   2755000
BOSTON PROPERTIES INC        COM              101121101    12704       121000        CALL       DEFINED  1,2,3    121000
CHUBB CORP                   COM              171232101    16545       239400        CALL       DEFINED  1,2,3    239400
CITIGROUP INC                COM              172967424    27778       760000 SH                DEFINED  1,2,3    760000
HARTFORD FINL SVCS GROUP INC COM              416515104     6640       315000 SH                DEFINED  1,2,3    315000
MOLYCORP INC DEL             COM              608753109    11333       335000 SH                DEFINED  1,2,3    335000
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119       48       250000 SH                DEFINED  1,2,3    250000
PAIN THERAPEUTICS INC        COM              69562K100     9634      2661379 SH                DEFINED  1,2,3   2661379
PROGRESS ENERGY INC          COM              743263105    11323       213200        CALL       DEFINED  1,2,3    213200
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297   123109      6020000        CALL       DEFINED  1,2,3   6020000
QLT INC                      COM              746927102     6760       965691 SH                DEFINED  1,2,3    965691
SIRIUS XM RADIO INC          COM              82967N108     2310      1000000 SH                DEFINED  1,2,3   1000000


14                                                       292,923